Label	Element	Value
21Shares FTSE Crypto 10 Index ETF | ARK 21Shares Bitcoin ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	60.70%
21Shares FTSE Crypto 10 Index ETF | 21Shares Ethereum ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	14.20%
21Shares FTSE Crypto 10 Index ETF | 21Shares Binance BNB ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.80%
21Shares FTSE Crypto 10 Index ETF | 21Shares XRP ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.60%
21Shares FTSE Crypto 10 Index ETF | 21Shares Solana Staking ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.70%
21Shares FTSE Crypto 10 Index ETF | 21Shares Dogecoin ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.70%
21Shares FTSE Crypto 10 Index ETF | 21Shares Cardano ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.50%
21Shares FTSE Crypto 10 Index ETF | 21Shares Bitcoin Cash ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.50%
21Shares FTSE Crypto 10 Index ETF | 21Shares Hyperliquid ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.30%
21Shares FTSE Crypto 10 Index ETF | 21Shares Chainlink ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.30%